Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17. Related party transactions

Income (expenses) from related parties

The Combined Entities were an integrated part of Höegh LNG until the close of the IPO on August 12, 2014. In connection with the IPO, the Partnership entered into several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Refer to note 3 for additional information. As such, Höegh LNG and its subsidiaries have provided general and corporate management services to the Partnership and the Combined Entities. Certain administrative expenses have been included in the combined carve-out financial statements of the Combined Entities based on actual hours incurred. As described in note 2.b., management has allocated remaining administrative expenses and Höegh LNG management’s share based payment costs based on the number of vessels, newbuildings and business development projects of Höegh LNG prior to the closing of the IPO. Subsidiaries of Höegh LNG have provided the building supervision of the newbuilding and Mooring and ship management for PGN FSRU Lampung (note 3) and ship management of the Höegh Gallant (note 4).

Amounts included in the consolidated and combined carve-out statements of income for the years ended December 31, 2016, 2015 and 2014 or capitalized in the consolidated balance sheets as of December 31, 2016 and 2015 are as follows:

	Year ended
Statement of income:	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Revenues
Time charter and construction contract revenues indemnified by Höegh LNG (1)	$—	—	$13,269
Time charter revenue Höegh Gallant (2)	47,741	12,575	—
Operating expenses
Vessel operating expenses (3)	(13,416)	(6,505)	(5,297)
Hours, travel expense and overhead (4) and Board of Director’s fees (5)	(3,174)	(2,002)	(2,016)
Allocated administrative expenses (6)	—	—	(4,723)
Construction contract expense: supervision cost (7)	—	—	(761)
Construction contract expense: capitalized interest (8)	—	—	(690)
Financial (income) expense
Interest income from joint ventures and demand note (9)	827	7,568	4,959
Interest expense and commitment fees to Höegh LNG (10)	(5,071)	(2,151)	(998)
Total	$26,907	9,485	$3,743

	As of
Balance sheet:	December 31,
(in thousands of U.S. dollars)	2016	2015
Equity
Cash contribution from Höegh LNG (11)	$3,843	$6,596
Issuance of units for Board of Directors' fees (5)	189	—
Other and contribution from owner (12)	426	135
Total	$4,458	$6,731

1)
Time charter and construction contract revenues indemnified by Höegh LNG: Höegh LNG made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to “Indemnifications” below and note 20. For the year ended December 31, 2014, revenue was recognized for the full amount of these payments.

2)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.

6)
Allocated administrative expenses: As described in note 2. b. until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.

7)
Supervision cost: Höegh LNG Fleet Management AS managed the construction process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the construction contract expense for the Mooring.

8)
Interest expense capitalized from Höegh LNG and affiliates: Höegh LNG and its affiliates have provided funding for the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

9)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the years ended December 31, 2015 and 2014, interest income also included interest on the $140 million demand note due from Höegh LNG and which was cancelled as part of the acquisition of the Höegh Gallant as of October 1, 2015.

10)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurs interest expense.

11)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
12)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.

Acquisitions from Höegh LNG: During the year ended December 31, 2016, the Partnership acquired from Höegh LNG 100% of the shares in the entity owning the Höegh Gallant. Refer to note 4. The Partnership’s Board of Directors (the “Board”) and the Conflicts Committee of the Board (the “Conflicts Committee”) approved the purchase price for the acquisition. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Dividends to Höegh LNG: Since the IPO in August 2014, the Partnership has declared and paid quarterly distributions totaling $25.7 million, $20.6 million and $2.8 million to Höegh LNG for each of the years ended December 31, 2016, 2015 and 2014, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due from affiliates	$4,237	$4,239

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due to owners and affiliates	$1,374	$10,604

As of December 31, 2016, amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG. As of December 31, 2015, amounts due to owners and affiliates principally relate to the liability for the working capital adjustment established following the Höegh Gallant acquisition on October 1, 2015 and trade payables for services provided by subsidiaries of Höegh LNG. The balance does not bear interest.

Loans and promissory notes due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Loans and promissory notes due to owners and affiliates	$—	$287

The balance as of December 31, 2015 related to accrued commitment fees.

Revolving credit and seller’s credit due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Revolving credit facility	$8,622	$—
Seller’s credit note	34,383	47,000
Revolving credit and seller’s credit due to owners and affiliates	$43,005	$47,000

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts. The outstanding revolving credit facility had a weighted average interest rate for the year ended December 31, 2016 of 5.0%.

On October 1, 2015, the Partnership financed part of the acquisition of the Höegh Gallant with a seller’s credit from a subsidiary of Höegh LNG (note 4). The unsecured seller’s credit note is subordinated to the obligations of the Partnership and the Borrower under the Gallant facility, bears interest at 8% and matures on January 1, 2020. As of December 31, 2016 the Partnership had repaid $12.6 million of the seller’s credit note.

The outstanding seller’s credit had a weighted average interest rate for the years ended December 31, 2016 and 2015 of 8.2% and 8.2%, respectively.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;

3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG (refer to note 20);

4.
with respect to any obligation to pay liquidated damages to PGN LNG under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter.;

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter; and

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings. The Partnership is indemnified for recovery of the $6.2 million VAT liability related to a Mooring invoice.

The Partnership filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax, other non-budgeted expenses and costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015) of approximately $ 2.1 million and $7.7 million in the years ended December 31, 2016 and 2015, respectively. Indemnification payments of $ 2.4 million and $6.6 million received from Höegh LNG for the years ended December 31, 2016 and 2015, respectively, were recorded as a contribution to equity. Refer to note 20.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh LNG FSRU III Ltd., the entity that indirectly owns the Höegh Gallant, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;

3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Hoegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;

4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;

5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and

6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.

The Partnership filed claims of $ 1.3 million for the year ended December 31, 2016 for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred. Indemnification payments of $1.4 million received from Höegh LNG for the year ended December 31, 2016 were recorded as a contribution to equity. Refer to note 20.